Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Sep. 30, 2025	Sep. 30, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 5,812	$ 25,985
Prepayments and other current assets	51,287	23,332
TOTAL CURRENT ASSETS	57,099	49,317
Investments in subsidiaries	9,295,774	668,219
TOTAL ASSETS	9,352,873	717,536
CURRENT LIABILITIES:
Accrued expenses and other liabilities	73,524
TOTAL CURRENT LIABILITIES	73,524
TOTAL LIABILITIES	73,524
Ordinary shares, value
Additional paid in capital	32,340,418	19,450,741
Statutory reserves	948,101	1,007,027
Accumulated deficits	(23,570,155)	(18,541,751)
Accumulated other comprehensive loss	(482,659)	(1,208,386)
TOTAL SHAREHOLDERS’ EQUITY	9,279,349	717,536
TOTAL LIABILITIES AND EQUITY	9,352,873	717,536
Class A ordinary shares
CURRENT LIABILITIES:
Ordinary shares, value	41,629	7,890
Class B ordinary shares
CURRENT LIABILITIES:
Ordinary shares, value	$ 2,015	$ 2,015